Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
CASH AND CASH EQUIVALENTS
Cash and due from banks	$ 10,605,662	$ 8,865,206
Interest-bearing deposits in other banks	39,306,145	48,389,046
Federal funds sold		32,722
Total cash and cash equivalents	49,911,807	57,286,974
SECURITIES, available-for-sale	177,607,765	151,955,957
FEDERAL HOME LOAN BANK STOCK, at cost	4,893,800	4,893,800
CERTIFICATES OF DEPOSIT, at cost	2,490,000	1,743,000
LOANS HELD FOR SALE	2,957,060	2,753,505
LOANS	304,445,298	337,946,708
Less allowance for loan losses	6,917,605	8,543,367
Net loans	297,527,693	329,403,341
PREMISES AND EQUIPMENT, net	9,217,876	9,581,311
GOODWILL	8,554,979	8,554,979
CORE DEPOSIT INTANGIBLE ASSETS, net	173,643	214,500
OTHER REAL ESTATE OWNED	1,568,000	2,833,500
OTHER ASSETS, including accrued interest receivable	3,783,822	4,488,210
TOTAL ASSETS	572,447,628	587,044,664
LIABILITIES
Non-interest bearing	77,924,051	66,399,124
Interest-bearing	393,275,063	414,086,441
Total deposits	471,199,114	480,485,565
Other borrowings	22,557,220	32,780,963
Junior subordinated deferrable interest debentures	10,300,000	10,300,000
Total liabilities	508,277,423	527,296,950
SHAREHOLDERS’ EQUITY
Common stock, stated value $1.00, authorized 10,000,000 shares; issued 3,760,557 shares	3,760,557	3,760,557
Surplus	14,661,664	14,660,579
Retained earnings	46,855,865	42,543,363
Accumulated other comprehensive income	3,697,363	3,598,031
Treasury stock, at cost, 314,252 shares in 2012 and 314,878 shares in 2011	(4,805,244)	(4,814,816)
Total shareholders’ equity	64,170,205	59,747,714
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	572,447,628	587,044,664
Cash Surrender Value of Life Insurance (Member)
CASH AND CASH EQUIVALENTS
CASH SURRENDER VALUE OF LIFE INSURANCE	13,761,183	13,335,587
Other Liabilities [Member]
LIABILITIES
Other liabilities	$ 4,221,089	$ 3,730,422